Leases - Additional information (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Nov. 30, 2021	Apr. 30, 2019
Additional Mountain View, CA Office Space
Operating Leased Assets [Line Items]
Operating lease term	1 year
Wag Labs, Inc.
Operating Leased Assets [Line Items]
Rent expense		$ 2.5
Rent expense			$ 2.8	$ 3.3
Wag Labs, Inc. | Mountain View, CA Office Space
Operating Leased Assets [Line Items]
Operating lease term						3 years
Base lease payments	$ 2.0
Sublease income			$ 0.9	$ 0.6
Wag Labs, Inc. | Phoenix, AZ Office Space
Operating Leased Assets [Line Items]
Operating lease term					21 months